(3) Summary of Significant Accounting Policies - Schedule of Embedded Derivative Liability (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Level 3 Derivative Liability	$ 92,337	$ 38,361